Equity Method Investment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
3.	Equity Method Investment
As of June 30, 2021 and December 31, 2020, we held an investment in Hengtong Rockley Technology Co., Ltd (“HRT”) and we appointed two of the HRT’s five board members. HRT manufactures and sells optical fiber transceivers based on silicon photonics chipsets. HRT has share capital consisting solely of Ordinary Shares. We hold 24.9% of HRT’s Ordinary Shares, which is the same as the proportion of its voting rights. We consider HRT to be a variable interest entity upon which the Company does exercise significant influence, but the Company concluded it does not control the investment. Accordingly, the investment in HRT is accounted for under the equity method. We elected to use a three-month lag to record our share of HRT’s results. See Note 11, Related Party Transactions for details on the Company’s transactions with HRT.
The following table summarizes our investment in HRT for the six months ended June 30, 2021 (in thousands):

June 30, 2021
(Unaudited)
Beginning balance	$5,202
Investment in HRT	—
Remeasurement gain on HRT	269
Share of loss of HRT	(760)

Ending balance	$4,711

Our maximum exposure to loss as a result of our involvement with HRT is limited to the balance of our investment.

4.	Investments
As of December 31, 2020 and 2019, we held an investment in Hengtong Rockley Technology Co., Ltd (“HRT”) and have appointed two of their five board members. HRT manufactures and sells optical fiber transceivers based on silicon photonics chipsets. HRT has share capital consisting solely of Ordinary Shares. We hold 24.9% of HRT’s Ordinary Shares, which is the same as the proportion of its voting rights. We consider HRT to be a variable interest entity upon which it does exercise significant influence, but the Company concluded it does not control the investment. Accordingly, the investment in HRT is accounted for under the equity method. We have made the election to use a three-month lag to record our share of HRT’s results. See Note 12, Related Party Transactions for details of the Company’s transactions with HRT.
For the years ended December 31, 2020 and 2019, the accompanying consolidated balance sheets and statements of operations and comprehensive loss reflected the following (in thousands):

	December 31,
	2020	2019
As of January 1,	$1,486	$2,767
Investment in HRT	4,990	—
Share of loss of HRT	(1,274)	(1,281)

As of December 31,	$5,202	$1,486